Cash and cash equivalents and short-term deposits (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of cash and cash equivalents [text block] [Abstract]
Schedule of cash and cash equivalents and short-term deposits
($000s)	December 31, 2020	December 31, 2019
Cash and cash equivalents	17,528	8,793
Short-term deposits	19,905	4,114
	37,433	12,907